Statement of cash flows, indirect method (Statement) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Statement of cash flows [Line Items]
Cash flows from (used in) operating activities	€ (7,503)	€ 20,481
Profit (loss)	4,144	3,074
Adjustments to reconcile profit (loss)	5,868	5,543
Adjustments for depreciation expense	676	652
Other adjustments to reconcile profit (loss)	5,192	4,891
Net increase decrease in operating assets	(58,259)	(30,455)
Adjustments for decrease (increase) in financial assets held for trading	(28,423)	4,828
Non trading financial assets mandatorily at fair value through profit or loss operating assets	(487)	(243)
Adjustments For Decrease Increase In Other Financial Assets Designated At Fair Value Through Profit Or Loss	(91)	89
Adjustments For Decrease Increase In Financial Assets At Fair Value Through Other Comprehensive Income	1,619	(3,130)
Adjustments For Decrease Increase In Financial Assets At Amortised Cost	(29,117)	(30,617)
Adjustments for decrease (increase) in other assets	(1,760)	(1,382)
Net increase Decrease in operating liabilities	43,235	43,849
Adjustments for increase (decrease) in financial liabilities held for trading	29,643	9,232
Other financial liabilities designated at fair value through profit or loss operating activities	1,199	(368)
Financial liabilities at amortized cost operating activities	12,640	34,867
Adjustments for increase (decrease) in other liabilities	(247)	119
Income taxes paid (refund), classified as operating activities	(2,490)	(1,530)
Cash flows from (used in) investing activities	(630)	(3,537)
Outflows of cash from investing activities	(778)	(3,766)
Purchase of property, plant and equipment, classified as investing activities	(464)	(1,442)
Purchase of intangible assets, classified as investing activities	(310)	(288)
Other cash payments to acquire interests in joint ventures, classified as investing activities	(5)	(53)
Cash flows used in obtaining control of subsidiaries or other businesses, classified as investing activities	0	(1,389)
Purchase Of Non Current Assets And Liabilities Held For Sale Classified As Investing Activities	0	(594)
Other Outflows Of Cash Classified As Investing Activities	0	0
Inflows of cash from investing activities	148	228
Proceeds from sales of property, plant and equipment	4	11
Proceeds from sales of intangible assets	0	0
Other cash receipts from sales of interests in joint ventures	31	93
Cash flows from losing control of subsidiaries or other businesses	6	0
Proceeds from disposal of non-current assets or disposal groups classified as held for sale and discontinued operations	106	125
Proceeds From Other Collections Related To Investing Activities	0	0
Cash flows from (used in) financing activities	(289)	(4,502)
Investments in Financing Activities	(3,425)	(5,016)
Dividends paid, classified as financing activities	(1,857)	(1,463)
Repayments of subordinated liabilities	(249)	(730)
Payments ForTreasury Stock Amortization	(32)	0
Payments For Treasury Stock Acquisition	(891)	(2,423)
Other Outflows Of Cash Classified As Financing Activities	(397)	(400)
Disinvestments In Financing Activities	3,136	514
Proceeds from issue of subordinated liabilities	2,659	0
Proceeds from issuing shares	0	0
Proceeds From Treasury Stock Disposal	478	514
Other Inflows Of Cash Classified As Financing Activities	0	0
Effect of exchange rate changes on cash and cash equivalents	524	1,268
Increase (decrease) in cash and cash equivalents	(7,898)	13,709
Cash and cash equivalents at beginning of period	79,756	67,799
Cash and cash equivalents	71,858	81,508
Components of cash and cash equivalents at the end of the period [Line Items]
Cash	6,951	6,671
Cash and bank balances at central banks	58,888	66,302
Other financial assets	6,019	8,535
Bank overdrafts	0	0
Cash and cash equivalents	€ 71,858	€ 81,508